Allocation of Net Income and Distributions	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Allocation of Net Income and Distributions
Note 4 – Allocation of Net Income and Distributions
The allocation of net income among our general partner, limited partners, and noncontrolling interests as reflected in the Supplemental Consolidated Statement of Changes in Equity is as follows:

	Years Ended December 31,
	2014	2013	2012
	(Millions)
Allocation of net income to general partner:
Net income	$1,284	$1,119	$1,291
Net income applicable to pre-merger operations allocated to general partner	(95)	—	—
Net income applicable to pre-partnership operations allocated to general partner	(15)	(49)	(244)
Net income applicable to noncontrolling interests	(96)	(3)	—
Costs charged directly to general partner	1	1	1
Income subject to 2% allocation of general partner interest	1,079	1,068	1,048
General partner’s share of net income	2%	2%	2%
General partner’s allocated share of net income before items directly allocable to general partner interest	22	21	21
Priority allocations, including incentive distributions, paid to general partner	641	387	355
Costs charged directly to general partner	(1)	(1)	(1)
Pre-merger net income allocated to general partner interest	95	—	—
Pre-partnership net income allocated to general partner interest	15	49	244
Net income allocated to general partner	$772	$456	$619
Net income	$1,284	$1,119	$1,291
Net income allocated to general partner’s equity	772	456	619
Net income allocated to Class D limited partners’ equity (1)	62	—	—
Net income allocated to noncontrolling interests	96	3	—
Net income allocated to common limited partners’ equity	$354	$660	$672

Adjustments to reconcile Net income allocated to common limited partners' equity to Allocation of net income to common units:
Incentive distributions paid	640	383	355
Incentive distributions declared (2)	(626)	(432)	(382)
Impact of Class D issuance timing	(9)	—	—
Allocation of net income to common units	$359	$611	$645

____________

(1)
The net income allocated to Pre-merger WPZ Class D limited partners includes $49 million for the year ended December 31, 2014, related to the amortization of the beneficial conversion feature associated with the Pre-merger WPZ Class D units.

(2)
Following the completion of the Merger, we paid a cash distribution of $0.85 per unit on February 13, 2015, on our outstanding common units to unitholders of record at the close of business on February 9, 2015. For the purpose of determining the Allocation of net income to common units for the calculation of earnings per unit, the incentive distribution declared for the fourth quarter of 2014 reflects only the portion of the total incentive distribution associated with the Pre-merger WPZ common units exchanged in the Merger.

Class D Units
As previously mentioned (see Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies), a portion of the total consideration for the Canada Acquisition was funded through the issuance of Pre-merger WPZ Class D units to an affiliate of our general partner. The Pre-merger WPZ Class D units were issued at a discount to the market price of Pre-merger WPZ’s common units. The discount represented a beneficial conversion feature and is reflected as an increase in the common unit capital account and a decrease in the Class D capital account on the Supplemental Consolidated Statement of Changes in Equity. This discount was being amortized through the originally expected first quarter 2016 conversion date, resulting in an increase to the Class D capital account and a decrease to the common unit capital account. The remaining unamortized balance as of December 31, 2014, will be recognized in the first quarter of 2015 due to the Merger. All Pre-merger WPZ Class D units were converted into common units in conjunction with the Merger.
Distributions
The Pre-merger WPZ Class D units were not entitled to cash distributions. Instead, prior to conversion into Pre-merger WPZ common units, the Pre-merger WPZ Class D units received quarterly distributions of additional paid-in-kind Pre-merger WPZ Class D units. During 2014, we issued 1,377,893 Pre-merger WPZ Class D units as the paid-in-kind Class D distributions.
Earnings per unit
Basic and diluted earnings per limited partner unit are calculated using the two-class method. At December 31, 2014, the Pre-merger WPZ Class D units are anti-dilutive and therefore not included in calculating diluted earnings per common unit.